UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number           811-01735

FPA New Income, Inc.

(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles CA	90025
(Address of principal executive offices)	(Zip code)

J. Richard Atwood, President FPA New Income, Inc.

11601 Wilshire Boulevard, Suite 1200, Los Angeles CA, 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 473-0225

Date of fiscal year end:            September 30

Date of reporting period:          July 1, 2022 to June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-01735
Reporting Period: 07/01/2022 - 06/30/2023
FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR GROUP LTD.

Ticker:       BLY            Security ID:  C2001P106
Meeting Date: MAY 25, 2023   Meeting Type: Annual/Special
Record Date:  APR 18, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Rubin McDougal as Director        For       For          Management
2     Elect Jeffrey Olsen as Director         For       For          Management
3     Elect Tye Burt as Director              For       For          Management
4     Elect Conor Tochilin as Director        For       For          Management
5     Elect Lars Engstrom as Director         For       For          Management
6     Elect Paul McDonnell as Director        For       For          Management
7     Elect Thomas Schulz as Director         For       For          Management
8     Elect Bao Truong as Director            For       For          Management
9     Elect Shannon McCrae as Director        For       For          Management
10    Elect Michelle Ash as Director          For       For          Management
11    Appoint Deloitte Touche Tohmatsu as     For       For          Management
      Auditor and Authorize Board to Fix
      Their Remuneration
12    Approve Amendment to the Articles of    For       For          Management
      the Company

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           FPA New Income, Inc.

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer
Date	8/24/23

* Print the name and title of each signing officer under his or her signature.